Subsidiary guarantee information	6 Months Ended
Jun. 30, 2016
Subsidiary guarantee information
32 Subsidiary guarantee information
Certain wholly-owned finance subsidiaries of the Group, including Credit Suisse Group Funding (Guernsey) Limited, which is a Guernsey incorporated non-cellular company limited by shares, have issued securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law for the Guernsey subsidiary, applicable to some of the Group’s subsidiaries that may limit their ability to pay dividends or distributions and make loans and advances to the Group.
On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.
As part of an announced program to evolve the Group’s legal entity structure to meet developing and future regulatory requirements and US Federal Reserve regulation on establishing Intermediate Holding Companies in the US for non-US banks, legal entities are re-parented as subsidiaries of Credit Suisse (USA), Inc. Prior periods are restated to conform to the current presentation to reflect the impact of such transactions.
Condensed consolidating statements of operations
in 2Q16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,421	3,222		4,643	69		45		4,757
Interest expense	(961)	(1,778)		(2,739)	(82)		63		(2,758)
Net interest income	460	1,444		1,904	(13)		108		1,999
Commissions and fees	909	1,819		2,728	7		61		2,796
Trading revenues	(167)	264		97	13		(16)		94
Other revenues	198	36		234	158	[2]	(173)		219
Net revenues	1,400	3,563		4,963	165		(20)		5,108
Provision for credit losses	(8)	(26)		(34)	0		6		(28)
Compensation and benefits	790	1,960		2,750	13		(29)		2,734
General and administrative expenses	464	1,293		1,757	(19)		22		1,760
Commission expenses	60	290		350	1		1		352
Restructuring expenses	22	63		85	0		6		91
Total other operating expenses	546	1,646		2,192	(18)		29		2,203
Total operating expenses	1,336	3,606		4,942	(5)		0		4,937
Income/(loss) from continuing operations before taxes	72	(17)		55	170		(26)		199
Income tax expense	7	1		8	0		13		21
Net income/(loss)	65	(18)		47	170		(39)		178
Net income/(loss) attributable to noncontrolling interests	50	(41)		9	0		(1)		8
Net income/(loss) attributable to shareholders	15	23		38	170		(38)		170
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2Q16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	65	(18)		47	170	(39)		178
Gains/(losses) on cash flow hedges	0	22		22	(2)	0		20
Foreign currency translation	306	26		332	4	9		345
Unrealized gains/(losses) on securities	0	1		1	0	1		2
Actuarial gains/(losses)	6	4		10	0	72		82
Net prior service credit/(cost)	0	0		0	0	(25)		(25)
Gains/(losses) on liabilities relating to credit risk	6	(56)		(50)	(10)	(9)		(69)
Other comprehensive income/(loss), net of tax	318	(3)		315	(8)	48		355
Comprehensive income/(loss)	383	(21)		362	162	9		533
Comprehensive income/(loss) attributable to noncontrolling interests	65	(32)		33	0	(11)		22
Comprehensive income attributable to shareholders	318	11		329	162	20		511
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2Q15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,758	4,025		5,783	67		53		5,903
Interest expense	(1,032)	(1,983)		(3,015)	(80)		61		(3,034)
Net interest income	726	2,042		2,768	(13)		114		2,869
Commissions and fees	1,083	2,124		3,207	5		47		3,259
Trading revenues	(25)	517		492	5		1		498
Other revenues	177	162		339	1,029	[2]	(1,039)		329
Net revenues	1,961	4,845		6,806	1,026		(877)		6,955
Provision for credit losses	5	33		38	0		13		51
Compensation and benefits	927	1,983		2,910	16		(12)		2,914
General and administrative expenses	482	1,464		1,946	(41)		23		1,928
Commission expenses	67	337		404	1		1		406
Total other operating expenses	549	1,801		2,350	(40)		24		2,334
Total operating expenses	1,476	3,784		5,260	(24)		12		5,248
Income/(loss) from continuing operations before taxes	480	1,028		1,508	1,050		(902)		1,656
Income tax expense/(benefit)	301	262		563	(1)		28		590
Net income/(loss)	179	766		945	1,051		(930)		1,066
Net income/(loss) attributable to noncontrolling interests	24	(9)		15	0		0		15
Net income/(loss) attributable to shareholders	155	775		930	1,051		(930)		1,051
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2Q15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	179	766		945	1,051	(930)		1,066
Gains/(losses) on cash flow hedges	0	30		30	1	0		31
Foreign currency translation	(770)	(283)		(1,053)	2	(2)		(1,053)
Unrealized gains/(losses) on securities	0	(12)		(12)	0	0		(12)
Actuarial gains/(losses)	9	8		17	0	75		92
Net prior service credit/(cost)	(3)	(1)		(4)	0	(18)		(22)
Other comprehensive income/(loss), net of tax	(764)	(258)		(1,022)	3	55		(964)
Comprehensive income/(loss)	(585)	508		(77)	1,054	(875)		102
Comprehensive income/(loss) attributable to noncontrolling interests	(13)	(27)		(40)	0	25		(15)
Comprehensive income/(loss) attributable to shareholders	(572)	535		(37)	1,054	(900)		117
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,096	6,018		9,114	140		88		9,342
Interest expense	(2,010)	(3,283)		(5,293)	(167)		128		(5,332)
Net interest income	1,086	2,735		3,821	(27)		216		4,010
Commissions and fees	1,675	3,657		5,332	13		126		5,471
Trading revenues	(933)	624		(309)	72		60		(177)
Other revenues	427	58		485	(208)	[2]	165		442
Net revenues	2,255	7,074		9,329	(150)		567		9,746
Provision for credit losses	(7)	114		107	0		15		122
Compensation and benefits	1,594	3,659		5,253	18		(55)		5,216
General and administrative expenses	948	2,673		3,621	(38)		25		3,608
Commission expenses	121	612		733	1		5		739
Restructuring expenses	142	176		318	0		28		346
Total other operating expenses	1,211	3,461		4,672	(37)		58		4,693
Total operating expenses	2,805	7,120		9,925	(19)		3		9,909
Income/(loss) from continuing operations before taxes	(543)	(160)		(703)	(131)		549		(285)
Income tax expense/(benefit)	(246)	(47)		(293)	1		134		(158)
Net income/(loss)	(297)	(113)		(410)	(132)		415		(127)
Net income/(loss) attributable to noncontrolling interests	72	(70)		2	0		3		5
Net income/(loss) attributable to shareholders	(369)	(43)		(412)	(132)		412		(132)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(297)	(113)		(410)	(132)	415		(127)
Gains/(losses) on cash flow hedges	0	68		68	(2)	0		66
Foreign currency translation	(312)	(192)		(504)	6	(12)		(510)
Unrealized gains/(losses) on securities	0	5		5	0	2		7
Actuarial gains/(losses)	13	7		20	0	167		187
Net prior service credit/(cost)	0	0		0	0	(53)		(53)
Gains/(losses) on liabilities relating to credit risk	55	987		1,042	78	77		1,197
Other comprehensive income/(loss), net of tax	(244)	875		631	82	181		894
Comprehensive income/(loss)	(541)	762		221	(50)	596		767
Comprehensive income/(loss) attributable to noncontrolling interests	64	(76)		(12)	0	13		1
Comprehensive income/(loss) attributable to shareholders	(605)	838		233	(50)	583		766
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,453	6,693		10,146	136		111		10,393
Interest expense	(2,097)	(3,230)		(5,327)	(161)		116		(5,372)
Net interest income	1,356	3,463		4,819	(25)		227		5,021
Commissions and fees	2,032	4,100		6,132	7		99		6,238
Trading revenues	54	1,844		1,898	(3)		(7)		1,888
Other revenues	297	199		496	2,105	[2]	(2,146)		455
Net revenues	3,739	9,606		13,345	2,084		(1,827)		13,602
Provision for credit losses	5	53		58	0		23		81
Compensation and benefits	1,928	3,937		5,865	45		(20)		5,890
General and administrative expenses	920	2,780		3,700	(67)		33		3,666
Commission expenses	130	663		793	1		4		798
Total other operating expenses	1,050	3,443		4,493	(66)		37		4,464
Total operating expenses	2,978	7,380		10,358	(21)		17		10,354
Income/(loss) from continuing operations before taxes	756	2,173		2,929	2,105		(1,867)		3,167
Income tax expense	397	615		1,012	0		55		1,067
Net income/(loss)	359	1,558		1,917	2,105		(1,922)		2,100
Net income/(loss) attributable to noncontrolling interests	32	(33)		(1)	0		(4)		(5)
Net income/(loss) attributable to shareholders	327	1,591		1,918	2,105		(1,918)		2,105
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	359	1,558		1,917	2,105	(1,922)		2,100
Gains/(losses) on cash flow hedges	0	52		52	(13)	0		39
Foreign currency translation	(1,140)	(1,402)		(2,542)	(1)	(3)		(2,546)
Unrealized gains/(losses) on securities	0	(5)		(5)	0	3		(2)
Actuarial gains/(losses)	18	16		34	0	147		181
Net prior service credit/(cost)	(7)	0		(7)	0	(36)		(43)
Other comprehensive income/(loss), net of tax	(1,129)	(1,339)		(2,468)	(14)	111		(2,371)
Comprehensive income/(loss)	(770)	219		(551)	2,091	(1,811)		(271)
Comprehensive income/(loss) attributable to noncontrolling interests	(27)	(67)		(94)	0	35		(59)
Comprehensive income/(loss) attributable to shareholders	(743)	286		(457)	2,091	(1,846)		(212)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2Q16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,658	109,342		112,000	799	1,250		114,049
Interest-bearing deposits with banks	3,388	965		4,353	5	(3,538)		820
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,062	36,374		122,436	0	(368)		122,068
Securities received as collateral	24,131	1,862		25,993	0	0		25,993
Trading assets	50,675	127,058		177,733	0	(114)		177,619
Investment securities	544	1,692		2,236	3,809	(3,434)		2,611
Other investments	1,288	4,597		5,885	47,606	(47,342)		6,149
Net loans	13,382	243,131		256,513	124	17,198		273,835
Premises and equipment	916	3,580		4,496	0	197		4,693
Goodwill	720	3,152		3,872	0	873		4,745
Other intangible assets	151	40		191	0	0		191
Brokerage receivables	20,021	22,085		42,106	0	2		42,108
Other assets	14,073	32,116		46,189	280	(186)		46,283
Total assets	218,009	585,994		804,003	52,623	(35,462)		821,164
Liabilities and equity (CHF million)
Due to banks	141	23,555		23,696	2,496	(2,963)		23,229
Customer deposits	0	336,063		336,063	0	11,496		347,559
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	55,271	(22,772)		32,499	0	0		32,499
Obligation to return securities received as collateral	24,131	1,862		25,993	0	0		25,993
Trading liabilities	11,289	40,403		51,692	0	(10)		51,682
Short-term borrowings	42,265	(31,087)		11,178	300	(300)		11,178
Long-term debt	22,860	171,743		194,603	4,676	947		200,226
Brokerage payables	31,105	12,839		43,944	0	0		43,944
Other liabilities	12,507	26,829		39,336	189	0		39,525
Total liabilities	199,569	559,435		759,004	7,661	9,170		775,835
Total shareholders' equity	18,532	25,465		43,997	44,962	(43,997)		44,962
Noncontrolling interests	(92)	1,094		1,002	0	(635)		367
Total equity	18,440	26,559		44,999	44,962	(44,632)		45,329

Total liabilities and equity	218,009	585,994		804,003	52,623	(35,462)		821,164
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 4Q15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	5,799	84,722		90,521	942	865		92,328
Interest-bearing deposits with banks	70	4,883		4,953	5	(4,091)		867
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	105,469	17,967		123,436	0	(387)		123,049
Securities received as collateral	27,274	1,237		28,511	0	0		28,511
Trading assets	59,332	131,764		191,096	0	(359)		190,737
Investment securities	1,009	1,689		2,698	4,092	(3,700)		3,090
Other investments	3,080	3,707		6,787	46,795	(46,561)		7,021
Net loans	15,433	239,482		254,915	139	17,941		272,995
Premises and equipment	899	3,540		4,439	0	205		4,644
Goodwill	731	3,198		3,929	0	879		4,808
Other intangible assets	152	44		196	0	0		196
Brokerage receivables	17,630	16,910		34,540	0	2		34,542
Other assets	26,842	31,068		57,910	228	(121)		58,017
Total assets	263,720	540,211		803,931	52,201	(35,327)		820,805
Liabilities and equity (CHF million)
Due to banks	62	21,398		21,460	2,152	(2,558)		21,054
Customer deposits	1	331,699		331,700	0	11,005		342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	77,028	(30,430)		46,598	0	0		46,598
Obligation to return securities received as collateral	27,274	1,237		28,511	0	0		28,511
Trading liabilities	11,097	37,957		49,054	0	(83)		48,971
Short-term borrowings	45,480	(36,823)		8,657	300	(300)		8,657
Long-term debt	39,127	152,967		192,094	5,025	489		197,608
Brokerage payables	28,399	11,053		39,452	0	0		39,452
Other liabilities	15,615	26,100		41,715	342	174		42,231
Total liabilities	244,083	515,158		759,241	7,819	8,727		775,787
Total shareholders' equity	19,396	24,010		43,406	44,382	(43,406)		44,382
Noncontrolling interests	241	1,043		1,284	0	(648)		636
Total equity	19,637	25,053		44,690	44,382	(44,054)		45,018

Total liabilities and equity	263,720	540,211		803,931	52,201	(35,327)		820,805
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 6M16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,911	2,896		9,807	(35)	[2]	62		9,834
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(3,345)	3,954		609	0		(553)		56
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,075	(10,271)		804	0		(18)		786
Purchase of investment securities	0	(60)		(60)	0		0		(60)
Proceeds from sale of investment securities	0	9		9	0		0		9
Maturities of investment securities	138	53		191	0		22		213
Investments in subsidiaries and other investments	(152)	(210)		(362)	(710)		694		(378)
Proceeds from sale of other investments	1,456	(873)		583	0		8		591
(Increase)/decrease in loans	1,839	(4,665)		(2,826)	15		728		(2,083)
Proceeds from sales of loans	0	415		415	0		0		415
Capital expenditures for premises and equipment and other intangible assets	(158)	(422)		(580)	0		(2)		(582)
Proceeds from sale of premises and equipment and other intangible assets	49	4		53	0		0		53
Other, net	7	44		51	2		(2)		51
Net cash provided by/(used in) investing activities of continuing operations	10,909	(12,022)		(1,113)	(693)		877		(929)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	80	8,268		8,348	344		80		8,772
Increase/(decrease) in short-term borrowings	2,495	554		3,049	0		0		3,049
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,758)	7,136		(13,622)	0		0		(13,622)
Issuances of long-term debt	0	35,441		35,441	0		236		35,677
Repayments of long-term debt	(2,394)	(18,118)		(20,512)	0		(206)		(20,718)
Issuances of common shares	0	0		0	725		0		725
Sale of treasury shares	0	0		0	323		8,835		9,158
Repurchase of treasury shares	0	0		0	(455)		(8,846)		(9,301)
Dividends paid	0	(10)		(10)	(493)		10		(493)
Other, net	(319)	869		550	153		(662)		41
Net cash provided by/(used in) financing activities of continuing operations	(20,896)	34,140		13,244	597		(553)		13,288
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(65)	(394)		(459)	(12)		(1)		(472)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,141)	24,620		21,479	(143)		385		21,721

Cash and due from banks at beginning of period	5,799	84,722		90,521	942		865		92,328
Cash and due from banks at end of period	2,658	109,342		112,000	799		1,250		114,049
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 145 million and CHF 41 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 6M15	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	4,489	(1,415)		3,074	(80)	[2]	(215)		2,779
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	–	(91)		(91)	(5)		401		305
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,240	1,417		15,657	0		397		16,054
Purchase of investment securities	0	(272)		(272)	0		0		(272)
Proceeds from sale of investment securities	0	14		14	0		0		14
Maturities of investment securities	10	322		332	0		10		342
Investments in subsidiaries and other investments	(245)	(63)		(308)	0		(27)		(335)
Proceeds from sale of other investments	792	128		920	0		31		951
(Increase)/decrease in loans	1,886	(5,085)		(3,199)	210		(688)		(3,677)
Proceeds from sales of loans	0	1,018		1,018	0		0		1,018
Capital expenditures for premises and equipment and other intangible assets	(120)	(348)		(468)	0		(6)		(474)
Proceeds from sale of premises and equipment and other intangible assets	2	9		11	0		0		11
Other, net	13	179		192	6		(3)		195
Net cash provided by/(used in) investing activities of continuing operations	16,578	(2,772)		13,806	211		115		14,132
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	44	983		1,027	(161)		199		1,065
Increase/(decrease) in short-term borrowings	3,865	(2,755)		1,110	0		0		1,110
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,728)	7,855		(7,873)	0		0		(7,873)
Issuances of long-term debt	2,199	44,756		46,955	0		548		47,503
Repayments of long-term debt	(8,682)	(20,638)		(29,320)	(30)		(215)		(29,565)
Issuances of common shares	0	0		0	1		0		1
Sale of treasury shares	0	0		0	3		7,432		7,435
Repurchase of treasury shares	0	0		0	(1,004)		(7,381)		(8,385)
Dividends paid	0	(10)		(10)	(415)		(2)		(427)
Other, net	(588)	(420)		(1,008)	1,217		175		384
Net cash provided by/(used in) financing activities of continuing operations	(18,890)	29,771		10,881	(389)		756		11,248
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(302)	(3,101)		(3,403)	(48)		(3)		(3,454)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	1,875	22,483		24,358	(306)		653		24,705

Cash and due from banks at beginning of period	4,950	73,050		78,000	917		432		79,349
Cash and due from banks at end of period	6,825	95,533		102,358	611		1,085		104,054
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 220 million and CHF 31 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.